Debt (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments

The key terms of these facilities were as follows:

Facility	Currency	Interest rate (1)	Effective Interest Rate (2)	Facility maturity date	Principal outstanding at December 31, 2022 (Local Currency)	Principal outstanding at December 31, 2022 (USD)
Term Loan Facility (USD) (3)	USD	USD LIBOR + 2.75% (0.5% floor)	7.2%	Jun-28	989,847	$989,847
Term Loan Facility (EUR) (4)	EUR	EURIBOR + 3.00% (0% floor)	6.4%	Jun-28	701,000	750,334
Secured Loan Notes (EUR)	EUR	3.00%	3.2%	Jun-29	421,362	451,016
Secured Loan Notes (USD)	USD	4.00%	4.2%	Jun-29	370,418	370,418
Revolving Credit Facility (USD)	USD	BASE + 2.25% (0% floor)	n/a	Dec-27	—	—
Revolving Credit Facility (EUR)	EUR	BASE + 2.25% (0% floor)	4.2%	Dec-27	20,000	21,408
Line of Credit	USD	Term SOFR (5) + 2.70%	7.1%	Jun-25	75,000	75,000
Total Principal Outstanding						$2,658,023

(1)
For facilities which utilize the EURIBOR and LIBOR rates, a rate floor of 0% and 0.5% applies, respectively.
(2)
The effective interest rates for the facilities include interest and amortization of debt issuance costs, if applicable, and are as of December 31, 2022.
(3)
Represents Term Loan Facility (USD) and USD Incremental Term Loan as defined under the current facilities
(4)
Represent Term Loan Facility (EUR) and EUR Incremental Term Loan as defined under current facilities
(5)
The Term Secured Overnight Financing Rate ("Term SOFR") is the forward looking term rate based on the SOFR. The Term SOFR is administered by the CME Group Benchmark Association Limited.

Schedule of Long-Term Debt

	As of December 31,
	2022	2021
Principal outstanding	$2,658,023	$2,794,108
Unamortized debt issuance cost	(14,564)	(35,740)
Total	2,643,459	2,758,368
Short-term debt	10,190	10,190
Long-term debt	$2,633,269	$2,748,178

Schedule of Maturities of Non Current Debt

Maturity requirements on non-current debt as of December 31, 2022 by year are as follows:

Years ending December 31,
2023	10,190
2024	10,190
2025	85,190
2026	10,190
2027	31,597
2028 and thereafter	2,510,666
Total	$2,658,023